Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds — 100.2%

Airport — 10.6%
California Municipal Finance Authority, Revenue Bonds
Insured: AG
3.500%, due 12/31/35	$1,000,000	$983,921
Chicago O'Hare International Airport, Revenue Bonds
Series A
4.000%, due 1/1/36	1,000,000	1,024,560
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	235,131
Series B Insured: AGM
5.000%, due 6/1/32	200,000	235,131
City of Los Angeles Department of Airports, Revenue Bonds
Series B
5.000%, due 5/15/33	1,000,000	1,043,804
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/32	1,200,000	1,257,268
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	518,630
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	570,398
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.000%, due 5/1/31	550,000	611,501
5.000%, due 5/1/36	1,220,000	1,328,464
		7,808,808
Development — 0.7%
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	500,000	523,982

Education — 0.5%
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	337,234

General — 23.5%
California Community Choice Financing Authority, Revenue Bonds
4.000%, due 10/1/52(a)(b)	500,000	509,059
5.000%, due 5/1/54(a)(b)	300,000	321,793
5.250%, due 1/1/54(a)(b)	2,000,000	2,127,963
5.500%, due 10/1/54(a)(b)	990,000	1,076,844
Series 2
3.888%, due 4/1/56(a)(b)	750,000	750,096
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	1,012,124
Series D
5.000%, due 2/1/55(a)(b)	620,000	674,697
Series E
5.000%, due 10/1/56(a)(b)	1,500,000	1,645,820
Series G
5.250%, due 11/1/54(a)(b)	300,000	322,321

	Principal Amount	Value
Municipal Bonds (continued)

General (continued)
California State Public Works Board, Revenue Bonds
Series C
5.000%, due 11/1/36	$750,000	$901,172
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	149,703
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	620,000	635,166
Commonwealth of Puerto Rico,
0.000%, due 11/1/51(a)(b)(c)	96,127	47,583
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.000%, due 10/1/28	225,000	232,921
5.000%, due 10/1/30	400,000	420,441
Mountain House Public Financing Authority, Revenue Bonds
3.000%, due 12/1/37	295,000	266,058
Riverside County Public Financing Authority, Tax Allocation
Series A Insured: BAM
5.000%, due 10/1/36	750,000	894,710
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Revenue Bonds
Series A
3.000%, due 7/1/44	500,000	413,451
San Francisco City & County Redevelopment Agency Successor Agency, Tax Allocation
Series B Insured: AG
5.000%, due 8/1/40	190,000	214,845
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	750,000	843,088
Santa Fe Springs Public Financing Authority, Revenue Bonds
Insured: AGC
5.000%, due 6/1/27	700,000	723,134
Southern California Logistics Airport Authority, Tax Allocation
Series A Insured: AG
5.000%, due 12/1/33	375,000	445,990
5.000%, due 12/1/35	365,000	442,180
5.000%, due 12/1/36	415,000	497,667
Sutter Butte Flood Control Agency, Special Assessment
Insured: AG
5.000%, due 10/1/33	500,000	588,052
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/30	750,000	809,456
		16,966,334
General Obligation — 9.6%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	383,749
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	252,930
5.625%, due 7/1/29	500,000	531,227

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

General Obligation (continued)
Foothill-De Anza Community College District, General Obligation Bonds
4.000%, due 8/1/40	$1,000,000	$1,000,511
Grossmont Healthcare District, General Obligation Bonds
Series F
5.000%, due 7/15/32	350,000	410,184
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	737,907
Long Beach Community College District, General Obligation Bonds
Series E
5.000%, due 8/1/40	500,000	584,952
State of California, General Obligation Bonds
5.000%, due 4/1/33	1,000,000	1,084,066
5.000%, due 8/1/37	500,000	584,449
5.000%, due 9/1/39	205,000	234,559
State of Illinois, General Obligation Bonds
Series D
5.000%, due 7/1/34	1,000,000	1,113,928
		6,918,462
Higher Education — 4.4%
California State University, Revenue Bonds
Series A
5.000%, due 11/1/34	250,000	305,329
Texas A&M University, Revenue Bonds
Series A
3.000%, due 5/15/37	1,000,000	932,033
University of California, Revenue Bonds
Series BS
5.000%, due 5/15/37	350,000	407,060
Series CA
5.000%, due 5/15/38	1,000,000	1,171,050
Series Q
4.000%, due 5/15/41	350,000	358,666
		3,174,138
Housing — 2.7%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	411,119
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/37	1,000,000	1,038,176
Series A
5.250%, due 7/1/45	500,000	501,196
		1,950,491
Medical — 11.9%
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/35	350,000	399,923
5.000%, due 12/1/36	1,000,000	1,115,027
5.000%, due 12/1/39	250,000	271,898
Series AG Insured: AG-CR
5.000%, due 11/15/34	1,000,000	1,171,485
5.000%, due 11/15/38	1,000,000	1,145,189
Series B
4.000%, due 8/15/36	500,000	501,169
California Municipal Finance Authority, Revenue Bonds
Insured: CA MTG INS
2.500%, due 9/1/34	825,000	760,326

	Principal Amount	Value
Municipal Bonds (continued)

Medical (continued)
3.000%, due 2/1/33	$270,000	$270,017
Series A
3.000%, due 7/1/28	500,000	495,488
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	500,748
Series B
5.000%, due 10/1/35	1,000,000	1,175,451
Sierra View Local Health Care District, Revenue Bonds
3.000%, due 7/1/30	750,000	732,293
		8,539,014
Mello-Roos — 2.8%
California Statewide Communities Development Authority, Special Assessment
Series 1 Insured: AG
5.000%, due 9/2/37	620,000	730,553
City of South San Francisco CA, Special Tax
5.000%, due 9/1/40	375,000	397,260
Folsom Ranch Financing Authority, Special Tax
5.000%, due 9/1/39	500,000	517,089
Romoland School District, Special Tax
Series 1
5.000%, due 9/1/46	370,000	377,332
		2,022,234
Multifamily Housing — 5.2%
California Housing Finance Agency, Revenue Bonds
Series 2021-2 A Insured: FHLMC COLL
3.750%, due 3/25/35	234,682	240,165
California Municipal Finance Authority, Revenue Bonds
Series A
2.950%, due 1/1/56(a)(b)	1,000,000	1,005,636
Series A Insured: FNMA COLL
4.125%, due 11/1/41	1,000,000	1,009,760
Illinois Housing Development Authority, Revenue Bonds
2.800%, due 4/1/29(a)(b)	500,000	500,125
Marina Joint Powers Financing Authority, Revenue Bonds
Insured: FNMA COLL
3.400%, due 3/1/36	1,000,000	1,006,660
		3,762,346
Nursing Homes — 0.8%
California Statewide Communities Development Authority, Revenue Bonds
4.000%, due 4/1/36	580,000	583,190

Pollution — 0.7%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	518,813

Power — 1.4%
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/30	250,000	277,755

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Power (continued)
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.000%, due 7/1/35	$200,000	$236,612
Series 2
5.000%, due 7/1/53(a)(b)	500,000	530,809
		1,045,176
School District — 15.7%
Alum Rock Union Elementary School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/37	420,000	500,029
Series B Insured: BAM
5.000%, due 8/1/33	290,000	345,951
Beverly Hills Unified School District CA, General Obligation Bonds
3.770%, due 8/1/37(c)	580,000	377,555
Colton Joint Unified School District, General Obligation Bonds
Series A Insured: BAM
3.060%, due 8/1/33(c)	350,000	278,690
3.160%, due 8/1/34(c)	575,000	440,380
3.300%, due 8/1/35(c)	325,000	238,131
El Monte Union High School District, General Obligation Bonds
Insured: AGM
3.280%, due 6/1/36(c)	140,000	99,989
Elk Grove Unified School District, General Obligation Bonds
3.250%, due 8/1/41	150,000	139,266
Fremont Unified School District/Alameda County CA, General Obligation Bonds
Series D
2.000%, due 8/1/35	420,000	366,818
Jefferson Union High School District, General Obligation Bonds
Series C
5.000%, due 8/1/31	350,000	405,777
5.000%, due 8/1/36	250,000	305,525
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	459,603
Palo Alto Unified School District, General Obligation Bonds
2.250%, due 8/1/31	930,000	901,993
Sacramento City Unified School District, General Obligation Bonds
Insured: AG
2.620%, due 7/1/32(c)	1,000,000	846,295
Series A Insured: AG
5.000%, due 8/1/37	1,315,000	1,554,694
San Francisco Unified School District, General Obligation Bonds
Series B
3.000%, due 6/15/37	750,000	724,845
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	478,956
Santa Maria Joint Union High School District, General Obligation Bonds
3.000%, due 8/1/39	635,000	591,420
Shasta Union High School District, General Obligation Bonds
2.470%, due 2/1/29(c)	875,000	812,892

	Principal Amount	Value
Municipal Bonds (continued)

School District (continued)
West Contra Costa Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/33	$255,000	$304,588
Series A Insured: BAM
5.000%, due 8/1/32	365,000	429,625
Series B Insured: BAM
5.000%, due 8/1/39	600,000	691,391
		11,294,413
Transportation — 2.5%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 10/1/34	250,000	247,404
Bay Area Toll Authority, Revenue Bonds
Series I
1.250%, due 4/1/59(a)(b)	1,000,000	1,000,000
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31(a)(b)	500,000	577,012
		1,824,416
Water — 7.2%
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series A
5.000%, due 6/1/31	500,000	579,870
Series C
5.000%, due 6/1/34	500,000	610,423
City of Riverside CA Sewer Revenue, Revenue Bonds
Series A
5.000%, due 8/1/35	400,000	491,907
City of Santa Rosa CA Wastewater Revenue, Revenue Bonds
Series B Insured: AMBAC
2.670%, due 9/1/31(c)	500,000	431,148
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	200,000	200,306
Eastern Municipal Water District, Revenue Bonds
Series A
1.200%, due 7/1/46(a)(b)	1,000,000	1,000,000
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.000%, due 7/1/35	200,000	228,171
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/33	1,000,000	1,158,745
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	528,961
		5,229,531
Total Municipal Bonds
(Cost $70,792,733)		72,498,582

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Short-Term Investment — 0.8%

Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(d)
(Cost $605,125)	605,125	$605,125

Total Investments — 101.0% (Cost $71,397,858)		73,103,707
Other Assets and Liabilities, Net — (1.0)%		(745,347)
Net Assets — 100.0%		$72,358,360

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 1-day yield at January 31, 2026.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$72,498,582	$—	$72,498,582
Short-Term Investment:
Money Market Fund	605,125	—	—	605,125
Total Investments in Securities	$605,125	$72,498,582	$—	$73,103,707

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.